Revenues - Disclosure of disaggregated revenue by type of goods or services (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
PRODUCT SALES	€ 163,253	€ 144,624	€ 114,797
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	5,622	8,075	245,709
Other non-IFRS 15 revenue	704	1,014	797
REVENUES	169,579	153,713	361,303
IXIARO
Disclosure of disaggregation of revenue from contracts with customers [line items]
PRODUCT SALES	94,069	73,483	41,349
DUKORAL
Disclosure of disaggregation of revenue from contracts with customers [line items]
PRODUCT SALES	32,303	29,775	17,334
Third party products
Disclosure of disaggregation of revenue from contracts with customers [line items]
PRODUCT SALES	33,185	35,675	26,545
IXCHIQ
Disclosure of disaggregation of revenue from contracts with customers [line items]
PRODUCT SALES	3,696	0	0
VLA2001
Disclosure of disaggregation of revenue from contracts with customers [line items]
PRODUCT SALES	0	5,691	29,568
Royalties received
Disclosure of disaggregation of revenue from contracts with customers [line items]
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	2,410	2,129	843
Revenues from shipping and handling
Disclosure of disaggregation of revenue from contracts with customers [line items]
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	1,368	21	21
Milestone payment - licenses
Disclosure of disaggregation of revenue from contracts with customers [line items]
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	712	3,637	(38,805)
Other services
Disclosure of disaggregation of revenue from contracts with customers [line items]
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	1,133	2,288	283,650
thereof COVID-19
Disclosure of disaggregation of revenue from contracts with customers [line items]
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	€ 0	€ 1,973	€ 280,010